Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation	$ 5,562	$ 1,478	$ 1,662
Cost Of Revenues [Member]
Share-based compensation	52	10	30
Research And Development [Member]
Share-based compensation	1,025	393	713
Selling And Marketing [Member]
Share-based compensation	633	384	447
General And Administrative [Member]
Share-based compensation	$ 3,852	$ 691	$ 472